CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 35,956	$ 20,544
Trade accounts receivable	317	8
Prepayments and other	1,545	1,314
Inventories	915	1,026
Total current assets	38,733	22,892
FIXED ASSETS:
Vessels, net (Note 4)	374,710	389,059
Right of use assets from operating leases (Note 6)	19,476	28,708
Other fixed assets, net	505	505
Total fixed assets	394,691	418,272
OTHER NON CURRENT ASSETS:
Restricted cash (Note 6 and 7)	4,000	4,000
Investments in unconsolidated joint ventures (Note 16)	19,635	22,173
Deposit asset	2,000	2,000
Deferred Charges	130	0
Total non-current assets	25,765	28,173
Total assets	459,189	469,337
CURRENT LIABILITIES:
Current portion of long-term debt (Note 7)	12,418	12,344
Due to related parties (Note 5)	$ 4,648	237
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]
Accounts payable	$ 1,356	1,953
Accrued liabilities	2,355	2,061
Unearned revenue	6,615	7,030
Current portion of Operating lease liabilities (Note 6)	8,980	8,610
Current portion of Vessel fair value participation liability (Note 7)	5,000	0
Total current liabilities	41,372	32,235
NON-CURRENT LIABILITIES:
Non-current portion of long-term debt (Note 7)	228,080	221,370
Non-current portion of Operating lease liabilities (Note 6)	6,357	15,338
Other non-current liabilities	0	100
Vessel fair value participation liability (Note 7)	0	3,271
Total non-current liabilities	234,437	240,079
COMMITMENTS AND CONTINGENCIES (Note 8)
Total liabilities	275,809	272,314
MEZZANINE EQUITY:
Preferred stock, $0.01 par value; 20,000,000 shares authorized; 13,452 and 0 Series E Shares and 5,850,748 and 3,659,627 Series F Shares issued and outstanding at December 31, 2022, and 2023 (Note 15)	37	59
Preferred stock, Paid-in capital in excess of par	43,879	86,292
Total mezzanine equity	43,916	86,351
STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; 20,000,000 shares authorized; of which 100,000 Series D Shares were outstanding at December 31, 2022 and 2023 (Note 9)	1	1
Common stock, $0.01 par value; 1,000,000,000 shares authorized; 857,908 and 4,626,197 shares issued and outstanding at December 31, 2022 and 2023 (Note 9)	46	9
Additional paid-in capital	451,157	428,468
Accumulated deficit	(311,740)	(317,806)
Total stockholders' equity	139,464	110,672
Total liabilities, mezzanine equity and stockholders' equity	$ 459,189	$ 469,337